Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Property Plant And Equipment [Abstract]
Summary of Variations in Tangible Assets

The following tables show the variations in tangible assets for the years ended December 31, 2017,2018 and 2019:

Property, plant & equipment—Variations (in thousands of euros)	As of January 1, 2017	Increase	Decrease	Reclassification	As of December 31, 2017
Gross
Buildings on non-freehold land	—	11	—	—	11
Scientific equipment	6,078	3,546	(49)	—	9,576
Fittings	988	138	—	—	1,126
Vehicles	82	61	(44)	—	99
Computer equipment	1,475	211	(12)	281	1,954
Furniture	317	40	—	—	357
In progress	—	281		(281)	—
TOTAL - Gross	8,940	4,287	(105)	—	13,123
Accumulated depreciation and impairment
Scientific equipment	(4,438)	(673)	48	—	(5,063)
Fittings	(657)	(65)	—	—	(722)
Vehicles	(29)	(17)	22	—	(24)
Computer equipment	(530)	(184)	11	—	(703)
Furniture	(276)	(9)	—	—	(285)
In progress	—	—	—	—	—
TOTAL - Depreciation and impairment	(5,930)	(949)	81	—	(6,798)
TOTAL - Net	3,010	3,338	(24)	—	6,324
8.	PROPERTY, PLANT AND EQUIPMENT (continued)

Property, plant and equipment—Variations (in thousands of euros)	As of January 1, 2018	Increase	Decrease	Reclassification	As of December 31, 2018
Gross
Buildings on non-freehold land	11	—	—	1,447	1,458
Scientific equipment	9,576	1,484	(235)	54	10,879
Fittings	1,126	443	(43)	5	1,531
Vehicles	99	—	—	—	99
Computer equipment	1,954	200	(5)	(702)	1,446
Furniture	357	8	(4)	—	361
In progress	—	805	—	(804)	—
TOTAL - Gross	13,123	2,939	(288)	—	15,774
Accumulated depreciation and impairment
Buildings on non-freehold land	—	(1)	—	—	(1)
Scientific equipment	(5,063)	(1,142)	218	—	(5,988)
Fittings	(722)	(91)	43	—	(769)
Vehicles	(24)	(21)	0	—	(45)
Computer equipment	(703)	(216)	4	—	(915)
Furniture	(285)	(11)	4	—	(292)
In progress	—	—	—	—	—
TOTAL - Depreciation and impairment	(6,798)	(1,481)	270	—	(8,010)
TOTAL - Net	6,324	1,459	(18)	—	7,764
8.	PROPERTY, PLANT AND EQUIPMENT (continued)

Property, plant and equipment - Variations	As of			Translation		As of
(in € thousands)	2018/12/31	Increase	Decrease	adjustments	Reclassification	2019/12/31
Gross
Buildings on non-freehold land	1,458	12,218	—	—	(1,447)	12,229
Scientific equipment	10,879	556	(120)	—	(54)	11,260
Fittings	1,531	66	—	—	(5)	1,592
Vehicles	99	—	—	—	—	99
Computer equipment	1,446	227	(15)	—	11	1,669
Furniture	361	31	(3)	—	—	389
In progress	0	241	(1,737)	—	1,496	—
TOTAL - Gross	15,774	13,339	(1,875)	—	—	27,238
Accumulated depreciation and impairment
Buildings on non-freehold land	(1)	(1,215)	—	—	—	(1,216)
Scientific equipment	(5,988)	(1,303)	119	—	—	(7,172)
Fittings	(769)	(105)	—	—	—	(875)
Vehicles	(45)	(21)	—	—	—	(66)
Computer equipment	(915)	(252)	12	—	—	(1,155)
Furniture	(292)	(13)	3	—	—	(303)
In progress	—	—	—	—	—	—
TOTAL - Depreciation and impairment	(8,010)	(2,909)	133	—	—	(10,785)
TOTAL - Net	7,764	10,429	(1,741)	—	—	16,453